Reporting on Financial Instruments (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Financial liabilities fair value	€ 19,169	€ 16,183
Financial assets and liabilities in foreign currencies	€ 7,800	29,100
Exchange rate, percentage	5.00%
Change in other expenses and income	€ 400	1,500
Market price risk percentage, description	For the performance component, a limit of 4% mitigates the market price risk.
Percentage of purchase price liability	1.00%
Interest expense	€ 1,000	1,000
Expected profits from the sale, description	A change in the expected gains from the sale of Xepi® of +5% (-5%) would result in a change in the purchase price liability of EUR +0.8 million (EUR -0.8 million).
Trade receivables	€ 43
Acquisition of Cutanea [Member]
Statement Line Items [Line Items]
Financial liabilities fair value	17,811	14,720
EIB Loan [Member]
Statement Line Items [Line Items]
Financial liabilities fair value	€ 1,174	€ 1,462